Investment In Unconsolidated Joint Venture (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment In Unconsolidated Joint Venture [Abstract]
Summary Of Financial Information Of Unconsolidated Joint Venture
December 31,	2012	2011
Assets:
Real estate investment in an operating property.......................................................	$ 23,008,557	$ 23,572,631
Cash and cash equivalents.........................................................................................	194,398	284,506
Other assets.................................................................................................................	12,297	195,233

Total assets.................................................................................................................	$ 23,215,252	$ 24,052,370

Liabilities and members’ equity:
Mortgage payable.......................................................................................................	$ 17,896,524	$ 17,969,000
Accounts payable and other liabilities.......................................................................	155,151	119,989

Total liabilities.............................................................................................................	18,051,675	18,088,989
Members’ equity.........................................................................................................	5,163,577	5,963,381

Total liabilities and members’ equity.........................................................................	$ 23,215,252	$ 24,052,370

	Years ended December 31,
	2012	2011
Revenue...........................................................................................................................	$ 2,789,246	$ 2,681,509
Property Operating Expenses.......................................................................................	871,500	663,201
Insurance.......................................................................................................................	48,083	43,779
Taxes...............................................................................................................................	221,248	164,079
Interest Expense.............................................................................................................	774,973	773,378
Depreciation & Amortization...........................................................................................	781,965	950,309

Net Income.....................................................................................................................	$ 91,477	$ 86,763

Company share of income from unconsolidated joint venture activities.................	$ 45,739	$ 43,381

December 31,	2012	2011
Assets:
Real estate investment in an operating property.......................................................	$ 23,008,557	$ 23,572,631
Cash and cash equivalents.........................................................................................	194,398	284,506
Other assets.................................................................................................................	12,297	195,233

Total assets.................................................................................................................	$ 23,215,252	$ 24,052,370

Liabilities and members’ equity:
Mortgage payable.......................................................................................................	$ 17,896,524	$ 17,969,000
Accounts payable and other liabilities.......................................................................	155,151	119,989

Total liabilities.............................................................................................................	18,051,675	18,088,989
Members’ equity.........................................................................................................	5,163,577	5,963,381

Total liabilities and members’ equity.........................................................................	$ 23,215,252	$ 24,052,370

	Years ended December 31,
	2012	2011
Revenue...........................................................................................................................	$ 2,789,246	$ 2,681,509
Property Operating Expenses.......................................................................................	871,500	663,201
Insurance.......................................................................................................................	48,083	43,779
Taxes...............................................................................................................................	221,248	164,079
Interest Expense.............................................................................................................	774,973	773,378
Depreciation & Amortization...........................................................................................	781,965	950,309

Net Income.....................................................................................................................	$ 91,477	$ 86,763

Company share of income from unconsolidated joint venture activities.................	$ 45,739	$ 43,381